SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 20, 2018	Dec. 31, 2017	Jul. 18, 2017	Aug. 10, 2016	Apr. 08, 2016
Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity, accordion feature			$ 50,000,000
Maximum borrowing capacity			$ 300,000,000	$ 150,000,000
Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity, before accordion feature	$ 175,000,000
Maximum borrowing capacity, accordion feature	25,000,000
Maximum borrowing capacity	200,000,000
Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Repayments of loan facility	$ 35,000,000
Top of range | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Undrawn portion of the facility, fees percentage		0.81%
Top of range | Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Undrawn portion of the facility, fees percentage	0.7313%
Bottom of range | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Undrawn portion of the facility, fees percentage		0.56%
Bottom of range | Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Undrawn portion of the facility, fees percentage	0.5063%
Base Rate | Top of range | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate				2.125%
Base Rate | Top of range | Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate	2.25%
Base Rate | Bottom of range | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate				1.125%
Base Rate | Bottom of range | Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate	1.25%
LIBOR | Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate					2.25%
LIBOR | Top of range | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate				3.125%
LIBOR | Top of range | Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate	3.25%
LIBOR | Bottom of range | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate				2.15%
LIBOR | Bottom of range | Revolving Credit Facility | Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate	2.25%